VARIABLE INTEREST ENTITY (Tables)	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF VARIABLE INTEREST ENTITY OF ASSETS AND LIABILITIES

The VIE’s assets and liabilities were as follows as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
	(Unaudited)
Total current assets	$7,841,679	$9,261,921
Other assets, non-current	3,790,167	4,302,000
Non-current accounts receivable, net	-	2,101,276
Long-term investments	818,266	-
Property, equipment and software	6,094,121	3,713,860
Total assets	18,544,233	19,379,057
Intercompany payable to the WFOE	29,622,291	20,449,508
Total current liabilities	48,426,228	41,717,595
Lease liability	82,134	-
Total liabilities	48,508,363	41,717,595
Total equity	$(29,964,130)	$(22,338,538)